Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Property, equipment and vehicles	$ 9,465,567	$ 12,553,408
Digital assets	1,194,157	7,087,747
Current Assets
Cash and cash equivalents	884,199	2,505,286
Other receivables, deposits and prepayments	774,345	2,384,976
Total assets	12,318,268	24,531,417
Current Liabilities
Other payables and accruals	1,005,608	613,455
Stockholders’ equity
Preferred stock	5,050	5,050
Common stock	35,554	35,554
Additional paid-in capital	89,290,193	89,290,193
Accumulated deficit	(77,893,723)	(65,308,474)
Accumulated other comprehensive income	(124,414)	(104,361)
Stockholders’ equity	11,312,660	23,917,962
Total liabilities and stockholders’ equity	$ 12,318,268	$ 24,531,417